SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effects of changes in
Accounts payable and accrued liabilities	$ (75.5)	$ 134.4
Trade and other receivables, net	49.2	(109.2)
Prepaid expenses and other assets	(31.5)	(43.1)
Changes in non-cash working capital items	(57.8)	(17.9)
Changes in non-cash working capital items for discontinued operations	0.7	(11.5)
Changes in non-cash working capital items for continuing operations	$ (58.5)	$ (6.4)